JPMORGAN TRUST I

245 Park Avenue

New York, N.Y. 10167

May 14, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust I (“Trust”) on behalf of

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

(the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 85 (Amendment No. 86 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new Direct Shares for the Funds listed above, which are in a stand-alone prospectus for the new class. We are concurrently filing a post-effective amendment to the registration statement for JPMorgan Trust II (“JPMT II”), which add Direct Shares to certain JPMT II Funds; these Funds are also described in the prospectus included in this Amendment.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management